CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 215.4	$ 106.4
Other investments	1.0	1.1
Accounts and other receivables	26.0	5.2
IVA receivables	63.8	5.1
Inventories	62.3	36.0
Derivative assets	1.1	0.0
Prepaids and other current assets	6.0	3.8
Assets held for sale	47.6	0.0
Total current assets	423.2	157.6
Non-current income tax receivable	5.4	3.6
Non-current IVA receivable	3.0	31.3
Non-current derivative assets	8.0	0.0
Other non-current assets	10.2	20.5
Mineral properties, plant and equipment	785.9	506.2
Total assets	1,235.7	719.2
Current liabilities
Accounts payable, accrued liabilities and other current liabilities	120.4	54.0
Income taxes payable	24.3	9.5
Loans payable	8.8	5.2
Copper stream liability	7.7	0.0
Derivative liabilities	94.1	10.2
Liabilities held for sale	21.5
Total current liabilities	276.8	78.9
Non-current loans payable	3.9	115.0
Provisions for reclamation and rehabilitation	22.3	11.6
Deferred income tax liability	38.2	10.3
Non-current copper stream liability	37.0	0.0
Non-current derivative liabilities	36.2	16.6
Convertible senior notes	231.2	0.0
Contingent payment	8.8	0.0
Other non-current liabilities	2.2	2.4
Total liabilities	656.6	234.8
Shareholders' equity
Common shares	981.2	851.0
Contributed surplus	89.2	5.6
Retained deficit	(491.3)	(372.2)
Total shareholders' equity	579.1	484.4
Total liabilities and shareholders' equity	$ 1,235.7	$ 719.2